American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
May 31, 2020

American Century Quality Diversified International ETF - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 5.9%
Aristocrat Leisure Ltd.	40,583	685,100
BHP Group Ltd.	5,961	138,832
Coca-Cola Amatil Ltd.	97,460	562,591
Cochlear Ltd.	965	123,754
Crown Resorts Ltd.	11,668	74,409
CSL Ltd.	869	157,878
Dexus	9,749	57,742
Fortescue Metals Group Ltd.	158,358	1,447,029
James Hardie Industries plc	7,095	120,813
Magellan Financial Group Ltd.	7,184	279,353
Newcrest Mining Ltd.	7,614	153,229
Northern Star Resources Ltd.	15,511	150,767
Qantas Airways Ltd.	64,870	170,198
Santos Ltd.	29,320	103,051
Sonic Healthcare Ltd.	21,166	396,260
South32 Ltd.	53,392	66,764
Stockland	126,930	297,053
Wesfarmers Ltd.	8,018	212,837
Woolworths Group Ltd.	5,163	120,422
		5,318,082
Austria — 0.1%
OMV AG	2,751	91,380
Belgium — 1.2%
Ageas	1,655	56,808
Galapagos NV(1)	689	141,475
Proximus SADP	3,101	65,025
Solvay SA	3,417	261,375
UCB SA	2,231	224,075
Warehouses De Pauw CVA	13,527	358,205
		1,106,963
Canada — 6.3%
Air Canada(1)	16,589	190,830
Alimentation Couche-Tard, Inc., B Shares	4,222	131,651
Canadian Imperial Bank of Commerce	1,013	64,707
Canadian Pacific Railway Ltd.	4,373	1,091,826
Canadian Tire Corp. Ltd., Class A	4,700	399,952
Cenovus Energy, Inc.	27,242	118,255
CGI, Inc.(1)	1,096	69,763
Constellation Software, Inc.	1,018	1,152,729
Dollarama, Inc.	4,374	147,720
Empire Co. Ltd., Class A	3,454	77,866
Franco-Nevada Corp.	1,380	192,952
Gildan Activewear, Inc.	3,166	43,750
Great-West Lifeco, Inc.	3,262	52,911
iA Financial Corp., Inc.	2,686	85,446
Imperial Oil Ltd.	5,876	91,443
Intact Financial Corp.	1,187	112,878
Kirkland Lake Gold Ltd.	7,977	306,164

Magna International, Inc.	1,692	71,073
Manulife Financial Corp.	27,050	334,651
Quebecor, Inc., Class B	5,660	123,953
Royal Bank of Canada	1,728	111,679
Sun Life Financial, Inc.	3,166	108,183
Suncor Energy, Inc.	4,700	80,487
Thomson Reuters Corp.	1,728	115,292
Wheaton Precious Metals Corp.	4,510	193,556
WSP Global, Inc.	2,357	151,529
		5,621,246
China — 5.5%
Alibaba Group Holding Ltd., ADR(1)	1,632	338,460
Anhui Conch Cement Co. Ltd., H Shares	80,500	607,016
ANTA Sports Products Ltd.	49,000	439,843
Autohome, Inc., ADR	2,494	191,863
China Resources Gas Group Ltd.	60,000	328,483
CSPC Pharmaceutical Group Ltd.	78,000	154,139
JD.com, Inc., ADR(1)	9,306	505,595
Li Ning Co. Ltd.	74,500	251,376
Momo, Inc., ADR	7,004	135,878
NetEase, Inc., ADR	1,223	468,287
New Oriental Education & Technology Group, Inc., ADR(1)	3,070	368,277
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	152,000	267,233
Sino Biopharmaceutical Ltd.	12,000	18,976
Sunny Optical Technology Group Co. Ltd.	1,100	14,700
Tencent Holdings Ltd.	10,600	565,032
Tingyi Cayman Islands Holding Corp.	10,000	17,217
Vipshop Holdings Ltd., ADR(1)	1,248	21,640
Yihai International Holding Ltd.(1)	30,000	269,178
		4,963,193
Denmark — 2.1%
Carlsberg A/S, B Shares	1,569	203,642
Coloplast A/S, B Shares	968	162,728
Genmab A/S(1)	720	222,289
GN Store Nord A/S	2,334	126,625
Novo Nordisk A/S, B Shares	14,858	970,785
Pandora A/S	4,588	229,574
		1,915,643
Finland — 2.1%
Elisa Oyj	2,773	174,334
Kone Oyj, B Shares	2,538	170,726
Metso Oyj	2,373	77,375
Neste Oyj	22,989	933,328
Stora Enso Oyj, R Shares(1)	19,636	242,065
UPM-Kymmene Oyj	8,445	245,066
		1,842,894
France — 11.7%
Air Liquide SA	1,001	136,502
Amundi SA(1)	12,681	948,016
Arkema SA	830	72,744
BNP Paribas SA(1)	1,584	57,253
Bouygues SA(1)	2,497	76,883
Carrefour SA	4,431	67,541
CNP Assurances(1)	34,677	367,167

Credit Agricole SA(1)	17,247	151,250
Dassault Systemes SE	825	140,341
Edenred	2,484	104,238
Eiffage SA(1)	788	72,239
Engie SA(1)	6,032	71,638
Euronext NV	8,979	831,336
Faurecia SE(1)	1,696	65,809
Hermes International	2,231	1,863,839
Kering SA	908	476,982
L'Oreal SA	5,491	1,606,635
Legrand SA	1,696	116,105
LVMH Moet Hennessy Louis Vuitton SE	317	133,022
Orange SA	5,688	68,872
Pernod Ricard SA	800	125,188
Peugeot SA(1)	26,708	383,080
Publicis Groupe SA	8,016	228,517
Safran SA(1)	943	90,660
Sanofi	8,352	816,221
Sartorius Stedim Biotech(1)	854	232,790
Schneider Electric SE	2,171	217,032
SCOR SE(1)	2,133	52,918
Societe Generale SA(1)	5,102	75,660
Sodexo SA	799	54,016
STMicroelectronics NV	4,797	118,805
Suez SA	5,919	67,514
Teleperformance	975	231,938
Thales SA	763	58,594
TOTAL SA	1,806	68,044
Valeo SA	3,044	75,474
Vinci SA	762	70,801
Worldline SA(1)	1,701	128,019
		10,523,683
Germany — 4.6%
adidas AG(1)	469	123,242
Allianz SE	357	64,913
Bayer AG	8,601	575,712
Bechtle AG	987	173,165
Beiersdorf AG	1,234	129,107
Brenntag AG	4,613	242,415
Carl Zeiss Meditec AG(1)	1,236	127,004
Covestro AG	6,098	226,546
CTS Eventim AG & Co. KGaA(1)	2,448	111,438
Deutsche Boerse AG	825	136,226
Deutsche Lufthansa AG(1)	11,992	121,535
Deutsche Post AG(1)	7,045	218,698
Deutsche Telekom AG(1)	4,699	73,083
Evonik Industries AG	15,640	384,834
GEA Group AG	2,896	86,137
Hannover Rueck SE	728	117,050
HeidelbergCement AG	1,288	63,889
MTU Aero Engines AG(1)	531	85,399
Muenchener Rueckversicherungs-Gesellschaft AG	808	183,826
Nemetschek SE	2,406	189,076
Rational AG(1)	193	103,432

Symrise AG	1,329	145,335
Telefonica Deutschland Holding AG	30,441	93,870
United Internet AG	4,336	175,442
Zalando SE(1)	2,962	199,759
		4,151,133
Hong Kong — 0.5%
Sands China Ltd.	112,000	440,459
Ireland — 0.6%
AIB Group plc(1)	33,038	36,923
CRH plc	3,818	124,431
Kerry Group plc, A Shares	1,019	126,857
Kingspan Group plc	2,054	127,411
Smurfit Kappa Group plc	2,295	75,162
		490,784
Israel — 0.2%
Bank Hapoalim BM	10,200	63,344
Bank Leumi Le-Israel BM	11,734	62,834
ICL Group Ltd.	20,562	71,337
		197,515
Italy — 2.8%
Atlantia SpA(1)	9,617	157,097
CNH Industrial NV(1)	8,302	50,630
Eni SpA	49,538	450,289
Ferrari NV	4,014	681,288
Fiat Chrysler Automobiles NV(1)	18,074	160,626
Hera SpA	31,946	123,006
Intesa Sanpaolo SpA(1)	84,799	147,391
Leonardo SpA	7,505	47,058
Mediobanca Banca di Credito Finanziario SpA	8,463	55,293
Moncler SpA(1)	4,727	176,897
Poste Italiane SpA	12,716	112,244
Recordati SpA	3,028	138,300
Snam SpA	26,193	122,399
UniCredit SpA(1)	6,010	51,612
		2,474,130
Japan — 22.7%
Advantest Corp.	8,600	425,803
Ajinomoto Co., Inc.	12,400	211,725
Asahi Group Holdings Ltd.	2,100	79,272
Asahi Intecc Co. Ltd.	5,400	165,645
Asahi Kasei Corp.	9,300	73,543
Astellas Pharma, Inc.	42,200	750,943
Bandai Namco Holdings, Inc.	2,700	150,536
Brother Industries Ltd.	8,800	166,133
Canon, Inc.	3,200	65,695
Chugai Pharmaceutical Co. Ltd.	13,200	1,949,980
Dai Nippon Printing Co. Ltd.	3,300	75,162
Daiichi Sankyo Co. Ltd.	2,300	215,693
Fast Retailing Co. Ltd.	200	112,642
FUJIFILM Holdings Corp.	1,600	73,998
Fujitsu Ltd.	2,600	268,415
Hitachi Ltd.	2,400	77,112
Hoya Corp.	11,800	1,108,710
ITOCHU Corp.	10,800	232,037

Japan Airlines Co. Ltd.	3,200	63,036
Japan Tobacco, Inc.	46,600	925,625
Kakaku.com, Inc.	6,100	147,906
Kansai Paint Co. Ltd.	5,900	122,422
Kao Corp.	1,100	88,395
KDDI Corp.	14,400	419,749
Keyence Corp.	400	164,899
Kirin Holdings Co. Ltd.	32,200	660,711
Kobe Bussan Co. Ltd.	3,700	191,917
Konami Holdings Corp.	2,200	77,469
Kyocera Corp.	1,300	70,507
Lasertec Corp.	2,900	238,861
Lawson, Inc.	9,700	537,129
Lion Corp.	4,800	109,923
Marubeni Corp.	81,100	394,790
Medipal Holdings Corp.	4,400	87,425
MEIJI Holdings Co. Ltd.	1,300	97,951
MINEBEA MITSUMI, Inc.	4,500	79,216
Mitsubishi Heavy Industries Ltd.	2,500	64,810
Mitsubishi UFJ Financial Group, Inc.	15,500	64,029
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,500	66,072
Mitsui & Co. Ltd.	4,700	71,465
MonotaRO Co. Ltd.	11,600	422,134
MS&AD Insurance Group Holdings, Inc.	4,200	123,608
NEC Corp.	11,900	535,194
Nexon Co. Ltd.	10,000	208,711
Nihon M&A Center, Inc.	8,600	346,298
Nintendo Co. Ltd.	400	161,827
Nippon Shinyaku Co. Ltd.	1,800	155,264
Nippon Telegraph & Telephone Corp.	8,900	201,714
Nissan Chemical Corp.	3,200	141,573
Nitto Denko Corp.	1,900	103,031
Nomura Research Institute Ltd.	6,500	172,115
NTT DOCOMO, Inc.	5,400	147,832
Obayashi Corp.	7,700	71,408
Olympus Corp.	22,200	386,655
Omron Corp.	2,500	166,095
Ono Pharmaceutical Co. Ltd.	6,300	180,232
Oracle Corp. (Tokyo)	1,700	198,915
ORIX Corp.	4,800	63,824
Otsuka Corp.	5,400	261,070
Otsuka Holdings Co. Ltd.	2,500	113,092
Panasonic Corp.	9,300	83,310
PeptiDream, Inc.(1)	3,400	152,844
Pola Orbis Holdings, Inc.	7,200	140,311
Recruit Holdings Co. Ltd.	33,200	1,146,640
Santen Pharmaceutical Co. Ltd.	8,100	149,799
SCSK Corp.	1,700	83,293
Seiko Epson Corp.	5,900	66,643
Sekisui Chemical Co. Ltd.	5,200	72,785
Sekisui House Ltd.	35,900	685,149
Shimizu Corp.	8,500	72,089
Shin-Etsu Chemical Co. Ltd.	1,300	152,700
Shionogi & Co. Ltd.	2,500	147,868

Sony Corp.	1,300	83,100
Sony Financial Holdings, Inc.	6,500	156,938
Square Enix Holdings Co. Ltd.	2,000	97,231
Sumitomo Mitsui Financial Group, Inc.	2,500	72,502
Suntory Beverage & Food Ltd.	2,100	85,902
TDK Corp.	800	75,067
TIS, Inc.	4,100	87,620
Tokyo Electron Ltd.	2,800	560,312
Tosoh Corp.	6,400	89,174
Trend Micro, Inc.	1,600	88,101
Unicharm Corp.	4,100	152,776
USS Co. Ltd.	4,900	85,541
Welcia Holdings Co. Ltd.	2,200	184,586
West Japan Railway Co.	1,100	71,098
Yamaha Motor Co. Ltd.	4,800	69,458
Z Holdings Corp.	84,600	346,342
		20,367,122
Netherlands — 3.7%
ASM International NV	2,232	261,494
ASML Holding NV	2,554	837,789
Heineken Holding NV	896	74,149
ING Groep NV(1)	11,103	72,244
Koninklijke Ahold Delhaize NV	15,261	388,420
Koninklijke DSM NV	1,152	148,158
Koninklijke KPN NV	53,207	130,924
Koninklijke Philips NV(1)	14,162	646,496
NN Group NV	11,366	353,037
Randstad NV	1,660	70,019
Unilever NV	1,457	75,593
Wolters Kluwer NV	3,412	273,196
		3,331,519
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)	38,849	454,366
Fisher & Paykel Healthcare Corp. Ltd.	29,771	547,101
		1,001,467
Norway — 0.9%
DNB ASA(1)	4,662	63,727
Equinor ASA	5,146	75,132
Orkla ASA	24,542	221,021
Salmar ASA	2,892	130,469
Telenor ASA	8,092	123,005
TOMRA Systems ASA(1)	4,104	148,072
Yara International ASA	2,132	73,260
		834,686
Portugal — 0.4%
EDP - Energias de Portugal SA	27,752	130,925
Galp Energia SGPS SA	9,468	113,367
Jeronimo Martins SGPS SA(1)	8,494	145,722
		390,014
Singapore — 1.6%
CapitaLand Mall Trust	284,700	410,697
Genting Singapore Ltd.	130,700	72,938
Singapore Exchange Ltd.	158,400	932,326

Singapore Technologies Engineering Ltd.	25,600	57,996
		1,473,957
South Korea — 0.5%
NCSoft Corp.	733	468,729
Samsung Electronics Co. Ltd.	374	15,356
		484,085
Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	9,485	243,737
Aena SME SA(1)	1,796	257,576
Amadeus IT Group SA	1,844	96,757
Banco Bilbao Vizcaya Argentaria SA	15,994	50,033
Banco Santander SA	20,837	47,507
Industria de Diseno Textil SA	4,357	122,046
Mapfre SA	34,229	60,522
Repsol SA	37,714	353,886
Telefonica SA	77,573	366,768
		1,598,832
Sweden — 4.3%
Atlas Copco AB, A Shares	25,208	993,019
Boliden AB	3,729	81,332
Evolution Gaming Group AB	7,120	421,870
Getinge AB, B Shares	4,621	85,603
Hennes & Mauritz AB, B Shares	11,670	177,205
Industrivarden AB, A Shares(1)	3,333	74,870
Investor AB, B Shares	1,657	88,573
Kinnevik AB, B Shares	15,353	388,242
Lundin Energy AB	4,643	112,550
Sandvik AB(1)	12,559	209,101
Securitas AB, B Shares(1)	5,675	75,520
SKF AB, B Shares	13,333	245,882
Swedish Match AB	11,139	775,948
Volvo AB, B Shares(1)	12,355	175,733
		3,905,448
Switzerland — 7.0%
ABB Ltd.	3,542	70,027
Adecco Group AG	1,647	78,619
Barry Callebaut AG	63	127,018
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	17	142,185
EMS-Chemie Holding AG	1,564	1,161,932
Geberit AG	261	127,430
Givaudan SA	43	154,901
Kuehne + Nagel International AG(1)	887	128,351
LafargeHolcim Ltd.(1)	1,648	68,553
Logitech International SA	3,360	199,162
Nestle SA	1,261	136,684
Novartis AG	2,441	211,852
Partners Group Holding AG	1,459	1,213,753
Roche Holding AG	4,943	1,717,798
Sika AG	727	125,066
Sonova Holding AG	543	119,490
Swatch Group AG (The), Bearer Shares	332	66,716
Swiss Prime Site AG	1,075	100,353
Swiss Re AG	804	54,794
Temenos AG	907	139,339

UBS Group AG(1)	6,955	75,030
Zurich Insurance Group AG	336	108,834
		6,327,887
Taiwan — 1.2%
Advantech Co. Ltd.	40,000	396,218
Largan Precision Co. Ltd.(1)	1,000	127,795
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	321,394
Yageo Corp.	15,000	185,201
		1,030,608
United Kingdom — 10.7%
Anglo American plc	9,701	205,443
Antofagasta plc	7,927	86,442
Ashtead Group plc	4,220	125,728
Associated British Foods plc	7,315	165,399
Auto Trader Group plc	31,706	219,636
BAE Systems plc	11,699	72,103
Barclays plc	40,212	57,687
Barratt Developments plc	31,911	197,208
Bellway plc	1,993	63,584
Berkeley Group Holdings plc	3,376	171,723
BP plc	15,069	57,282
Burberry Group plc	6,112	113,636
Carnival plc	4,731	62,590
Centrica plc	164,893	74,850
Coca-Cola HBC AG	6,487	164,125
Compass Group plc	22,548	331,797
Direct Line Insurance Group plc	19,447	63,915
easyJet plc	14,576	123,299
Evraz plc	98,876	347,959
Experian plc	3,892	136,028
Ferguson plc	886	70,056
GlaxoSmithKline plc	23,067	478,214
Glencore plc(1)	169,788	316,980
Halma plc	36,575	1,058,267
Hargreaves Lansdown plc	19,681	448,244
Hikma Pharmaceuticals plc	3,377	107,631
Howden Joinery Group plc	15,859	116,076
InterContinental Hotels Group plc	2,344	112,287
ITV plc	58,651	58,477
JD Sports Fashion plc	13,694	111,936
Land Securities Group plc	28,930	217,604
London Stock Exchange Group plc	1,330	132,559
Meggitt plc	11,015	37,926
Mondi plc	3,994	74,886
Next plc	2,998	181,106
Pearson plc	31,250	178,734
Persimmon plc	5,651	161,078
Prudential plc	7,957	103,892
RELX plc	5,608	130,393
Rentokil Initial plc	20,840	128,554
Rightmove plc	130,292	948,146
Rio Tinto plc	4,448	238,668
Royal Dutch Shell plc, A Shares	3,573	56,747
Sage Group plc (The)	8,751	75,020

Smith & Nephew plc	9,642	196,592
Spirax-Sarco Engineering plc	1,201	147,151
Standard Life Aberdeen plc	36,519	117,331
Taylor Wimpey plc	138,800	247,698
Vodafone Group plc	44,268	73,147
WM Morrison Supermarkets plc	176,156	407,955
		9,573,789
United States — 0.1%
Perrigo Co. plc	1,784	99,654
TOTAL COMMON STOCKS (Cost $91,148,811)		89,556,173
TEMPORARY CASH INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $395,146)	395,146	395,146
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $91,543,957)		89,951,319
OTHER ASSETS AND LIABILITIES — (0.1)%		(58,812)
TOTAL NET ASSETS — 100.0%		$89,892,507

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	15.7%
Consumer Discretionary	14.2%
Industrials	12.9%
Consumer Staples	11.4%
Financials	11.2%
Information Technology	10.9%
Materials	10.5%
Communication Services	7.3%
Energy	3.0%
Real Estate	1.5%
Utilities	1.0%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the London Stock Exchange as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,030,000	87,526,173	—
Temporary Cash Investments	395,146	—	—
	2,425,146	87,526,173	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.